Accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2016
Accrued liabilities
Schedule of accrued liabilities

Accrued liabilities consist of the following (in thousands):

	September 30,	December 31,
	2016	2015
Consulting and professional fees	$1,876	$1,288
Employee compensation	1,223	1,172
Other	129	225
Total accrued liabilities	$3,228	$2,685